MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds

                              5800 Corporate Drive

                    Pittsburgh, Pennsylvania 15237-7000

                                  May 30, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "TRUST")
            Liberty U.S. Money Market Fund
            Liquid Cash Trust

         1933 Act File No. 33-31602
         1940 ACT FILE NO. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated May 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 41 on May 25, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-7404.

                                          Very truly yours,



                                          /s/ Leslie K. Ross
                                          Leslie K. Ross
                                          Assistant Secretary